Employee benefit obligations - Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit obligations.
Defined contribution plans expense	$ 22	$ 21	$ 19
Estimate Of Contributions Expected To Be Paid To Defined Contribution Plan	$ 21	$ 21